UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.1%

Auto Components — 0.0%
Lear Corp.		89	$13,700

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	505

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		6,155	—

Interactive Media & Services — 0.0%
New Holdings LLC(a)(b)		365	120,450

Metals & Mining — 0.0%
Ameriforge Group, Inc.(a)		832	45,760

Software — 0.0%
Avaya Holdings Corp.(a)		38	643

Utilities — 0.1%
Texgen LLC(a)(b)		5,193	202,527

Total Common Stocks — 0.1% (Cost — $673,673)			383,585

	Par (000)

Asset-Backed Securities — 1.7%
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 4.00%, 06/09/30(c)(d)	USD	500	498,462
CIFC Funding Ltd., Series 2018-4A, Class B, 4.53%, 10/17/31(c)(e)		425	410,641
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, 4.74%, 07/15/31(c)(e)		250	238,623
GoldentTree Loan Management US CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 4.96%, 04/20/29(c)(d)		250	245,886
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 4.54%, 01/20/31(c)(e)		250	247,702
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(c)(e)		1,000	574,946
LCM XXIV Ltd., Series 24A, Class C, (3 mo. LIBOR US + 2.25%), 5.01%, 03/20/30(c)(d)		500	490,352
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, 4.62%, 07/17/30(c)(e)		500	478,030
Palmer Square CLO Ltd.(c)(e):
Series 2013-2A, Class BRR, 4.97%, 10/17/31		700	681,041
Series 2018-1A, Class A2, 4.23%, 04/18/31		250	243,874
Series 2018-1A, Class B, 4.53%, 04/18/31		250	237,053

Security	Par (000)		Value
RR 5 Ltd., Series 2018-5A, Class B, 5.04%, 10/15/31(c)(e)	USD	250	$240,116
TICP CLO XII Ltd., Series 2018-12A(c)(e):
Class C, 4.81%, 01/15/31		250	242,803
Class D, 5.61%, 01/15/31(b)		250	234,375
Voya CLO Ltd., Series 2014-4A, Class BR2, 4.89%, 07/14/31(c)(e)		400	387,031

Total Asset-Backed Securities — 1.7% (Cost — $5,807,572)			5,450,935

Corporate Bonds — 3.2%

Aerospace & Defense — 0.8%
TransDigm, Inc., 6.25%, 03/15/26(c)(f)		2,489	2,526,335

Capital Markets — 0.3%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		941	938,648
6.00%, 08/18/21		153	152,082

			1,090,730

Chemicals — 0.2%
Chemours Co., 6.63%, 05/15/23		500	516,875

Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		262	277,065

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 6.13%, 01/15/21		337	337,843

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(b)(c)		654	—

Health Care Providers & Services — 0.0%
NVA Holdings, Inc., 6.88%, 04/01/26(c)		114	108,836

Health Care Services — 0.0%
Aveta, Inc. Escrow, 7.00%, 04/01/19(b)(c)		827	—

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/19(a)(b)(g)		400	—

Machinery: Tools — 0.0%
CFX Escrow Corp., 6.00%, 02/15/24(c)		126	126,000

Media — 0.3%
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		335	334,581
6.50%, 11/15/22		602	615,545

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC, 10.88%, 10/15/25(c)	USD	65	$74,925

			1,025,051

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		350	346,062
3.88%, 03/15/23		375	358,594

			704,656

Oil, Gas & Consumable Fuels — 0.8%
CNX Resources Corp., 5.88%, 04/15/22		1,380	1,373,100
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		605	665,500
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)		540	481,950

			2,520,550

Software — 0.4%
Infor US, Inc., 6.50%, 05/15/22		720	732,600
Informatica LLC, 7.13%, 07/15/23(c)		405	406,012

			1,138,612

Total Corporate Bonds — 3.2% (Cost — $10,426,616)			10,372,553

Floating Rate Loan Interests(d) — 131.7%

Aerospace & Defense — 2.7%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 08/18/24		2,289	2,228,544
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.27%, 11/29/25(b)		721	722,802
DAE Aviation Holdings, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 07/07/22		311	309,859
2019 Term Loan B, 01/23/26(h)		1,693	1,685,614
Term Loan, 01/23/26(h)		910	906,244
TransDigm, Inc., 2018 Term Loan F, 06/09/23(h)		2,697	2,637,088

Security	Par (000)		Value

Aerospace & Defense (continued)
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.51%, 04/30/25	USD	245	$240,907

			8,731,058

Air Freight & Logistics — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 4.50%, 01/15/25		367	362,602
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 02/24/25		163	160,158

			522,760

Airlines — 0.3%
Allegiant Travel Co., Term Loan B, 01/15/24(b)(h)		926	914,425

Auto Components — 0.3%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.80%, 05/16/24		974	932,227

			932,227

Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, (PRIME + 2.00%), 7.50%, 02/01/24		781	778,572
2nd Lien Term Loan, (PRIME + 6.25%), 11.75%, 02/01/25		150	149,250

			927,822

Banks — 0.3%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.99%, 11/01/24		995	965,105

Beverages — 0.2%
Jacobs Douwe Egberts International BV, 2018 USD Term Loan B, (3 mo. LIBOR + 2.00%), 4.56%, 11/01/25		500	493,782

Building Materials — 0.2%
Allied Universal HoldCo LLC, 2015 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 07/28/22		508	484,725

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Building Materials (continued)
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (1 mo. LIBOR + 8.50%, 1.00% Floor), 11.00%, 07/28/23	USD	280	$265,061

			749,786

Building Products — 1.1%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 08/18/23		143	139,210
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75%, 1.00% Floor), 6.63%, 05/05/24		883	851,790
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.80%, 12/14/24		736	712,234
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.55%, 04/12/25		269	256,194
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.06%, 12/19/23		1,608	1,587,934

			3,547,362

Capital Markets — 1.7%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 02/13/25		526	506,409
EIG Management Co. LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.27%, 02/22/25		1,040	1,031,107
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 12/27/22		822	809,462
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.54%, 10/12/22		910	904,623
GreenSky Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 03/31/25		655	645,224
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 4.50%, 03/27/23		1,594	1,576,594

			5,473,419

Chemicals — 5.4%
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(h)		2,939	2,846,963
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.55%, 06/01/24		2,176	2,133,037

Security	Par (000)		Value

Chemicals (continued)
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 05/16/24	USD	882	$847,969
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 04/03/25		900	883,009
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 06/28/24		376	371,735
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 11/07/24		635	613,762
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.53%, 07/09/19		268	253,586
Invictus US LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 03/28/25		1,003	986,571
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.25%, 03/25/26(b)		265	261,025
Messer Industries LLC, 2018 USD Term Loan, 10/01/25(h)		2,796	2,733,090
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 6.06%, 10/14/24		2,237	2,206,276
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.76%, 12/12/25		323	321,925
PQ Corp., 2018 Term Loan B, 02/08/25(h)		1,673	1,627,164
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 10/01/25		785	766,851
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.56%, 08/07/20		254	251,053
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 03/08/25		579	544,394

			17,648,410

Commercial Services & Supplies — 7.5%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.66%, 11/10/23		1,904	1,880,667
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.25%, 03/11/25		169	167,279
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 9.00%, 08/04/25		1,406	1,413,030

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 5.50%, 08/04/22	USD	1,071	$1,052,686
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 5.50%, 11/03/23		1,833	1,802,529
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.50%, 11/03/24		719	707,393
BrightView Landscapes LLC, 2018 1st Lien Term Loan B, 08/15/25(b)(h)		1,020	1,007,397
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, 10/03/23(h)		1,848	1,832,943
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, 01/17/26(h)		643	641,644
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.75%, 05/20/24		1,181	1,171,961
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/15/24		1,865	1,835,046
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.55%, 05/09/25		357	305,410
GFL Environmental, Inc., 2018 USD Term Loan B, 05/30/25(h)		2,029	1,954,577
Harland Clarke Holdings Corp., Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 7.55%, 11/03/23		551	511,451
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 5.31%, 03/09/23		1,530	1,514,080
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 05/02/22		1,696	1,670,029
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 7.00%, 08/27/25		3,083	3,053,704
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.50%, 10/10/24		2,000	1,830,889

			24,352,715

Communications Equipment — 1.1%
Avantor, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.57%, 11/21/24		2,377	2,366,883
Avaya, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.25%), 6.76%, 12/15/24		893	877,157

Security	Par (000)		Value

Communications Equipment (continued)
Ciena Corp., 2018 Term Loan B, (PRIME + 2.00%), 4.50%, 09/26/25	USD	432	$429,444

			3,673,484

Construction & Engineering — 1.4%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 03/13/25		446	435,192
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 7.01%, 06/21/24		2,386	2,283,705
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 03/23/25		484	482,576
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/23/25		742	703,110
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 12/08/23		562	540,497

			4,445,080

Construction Materials — 1.5%
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.74%, 08/01/24		1,693	1,670,334
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 03/29/25		3,002	2,973,550
GYP Holdings III Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 06/01/25		264	252,071

			4,895,955

Containers & Packaging — 1.4%
Berry Global, Inc., Term Loan Q, 10/01/22(h)		2,803	2,772,840
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 6.03%, 04/03/24		1,086	1,046,397
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.25%), 5.77%, 06/29/25		911	884,045

			4,703,282

Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 10/31/23		1,764	1,718,973

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Distributors (continued)
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.00%, 08/28/24	USD	2,015	$1,799,432

			3,518,405

Diversified Consumer Services — 4.7%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 12/13/23		1,274	1,206,997
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 07/12/24		706	691,722
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 11/07/23		1,975	1,937,563
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 03/31/25(b)		428	418,223
Equian LLC, Add on Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 05/20/24		1,163	1,133,536
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.55%, 07/12/25		857	837,573
J.D. Power and Associates, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 09/07/23		851	835,134
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.76%, 05/15/24		1,035	1,005,480
Serta Simmons Bedding LLC, 1.00% Floor):
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 6.01%, 11/08/23		657	558,170
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 10.51%, 11/08/24		183	129,189
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 11/08/23		589	585,654
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.03%, 11/14/22		1,668	1,626,802
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.52%, 04/04/25		796	789,035
Wand Intermediate I LP:
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 5.62%, 09/17/21		776	773,140
2019 1st Lien Term Loan, 01/23/26(h)		878	875,805

Security	Par (000)		Value

Diversified Consumer Services (continued)
Weight Watchers International, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.75%), 7.56%, 11/29/24	USD	1,898	$1,885,914

			15,289,937

Diversified Financial Services — 2.0%
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 04/04/24		2,469	2,435,914
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.02%, 08/08/25		448	436,681
Edelman Financial Center LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 6.04%, 07/21/25		482	476,977
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 02/07/25		1,026	989,446
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 07/03/24(b)		1,058	1,049,517
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.00%, 09/06/25		632	610,015
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (2 mo. LIBOR + 4.25%), 6.90%, 07/30/25		448	441,159

			6,439,709

Diversified Telecommunication Services — 4.6%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 5.25%, 11/01/22		374	366,122
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 01/31/25		1,770	1,689,767
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 10/04/23		253	243,907
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 5.25%, 03/31/21		498	482,213
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 05/16/24		916	890,172
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 02/22/24		1,753	1,720,380
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 11/15/24		1,182	1,163,041

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Sprint Communications, Inc.:
1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 02/02/24(b)	USD	1,754	$1,712,111
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/02/24		421	414,424
TDC A/S, Term Loan, (EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	819	935,627
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.76%, 08/15/26	USD	2,420	2,352,042
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 5.31%, 11/17/23		500	489,835
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.98%, 01/15/27	GBP	600	777,012
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.75%, 01/19/24	USD	175	173,337
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 4.50%, 01/19/21		1,444	1,432,262

			14,842,252

Electric Utilities — 0.9%
Dayton Power & Light Co., Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 08/24/22		315	313,829
TEX Operations Co. LLC, Exit Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 08/04/23		1,242	1,220,925
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/19(b)		1,050	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 2.00%), 4.51%, 12/31/25		1,215	1,191,408
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.75%, 12/14/23		224	221,300

			2,947,462

Electrical Equipment — 0.8%
AL Alpine AT Bidco GmbH, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.81%, 10/31/25(b)		333	319,680

Security	Par (000)		Value

Electrical Equipment (continued)
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 04/01/24	USD	2,492	$2,437,112

			2,756,792

Energy Equipment & Services — 1.2%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.52%, 03/01/24		609	486,567
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 02/12/25(b)		1,087	1,066,741
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.26%, 11/08/22		520	517,400
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.80%, 02/21/21		381	306,022
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.43%), 3.93%, 07/13/20(b)		653	623,416
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.50%, 01/17/25		918	883,635

			3,883,781

Equity Real Estate Investment Trusts (REITs) — 2.4%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 5.00%, 03/24/24		465	451,537
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 01/02/26		517	500,578
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 03/21/25		2,803	2,755,656
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.78%, 05/11/24		825	816,701
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 12/20/24		3,293	3,230,068

			7,754,540

Food & Staples Retailing — 1.5%
Albertsons LLC, Term Loan B7, (1 mo. LIBOR + 3.00%), 5.50%, 11/17/25		1,068	1,043,576
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, 05/23/25(h)		808	783,760

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food & Staples Retailing (continued)
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 6.19%, 05/23/25	USD	357	$342,935
Hostess Brands LLC, 2017 Repriced Term Loan, 08/03/22(h)		1,693	1,632,441
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 06/27/23		980	963,002

			4,765,714

Food Products — 2.5%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 10/01/25(b)		353	352,118
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 10/10/23		1,364	1,304,772
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 5.30%, 10/30/22		3,076	3,041,967
Post Holdings, Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.52%, 05/24/24		987	973,439
Reynolds Group Holdings, Inc., 2017 Term Loan, 02/05/23(h)		2,416	2,379,354

			8,051,650

Gas Utilities — 0.3%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.30%, 07/31/25		877	848,885

Health Care Equipment & Supplies — 4.0%
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.05%, 11/14/24(b)		1,119	1,110,310
DJO Finance LLC, 2015 Term Loan, (2 mo. LIBOR + 3.25%, 1.00% Floor), 5.88%, 06/08/20		6,121	6,106,222
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.80%, 06/15/21(b)		2,177	2,163,461
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.55%, 09/24/24		517	479,913

Security	Par (000)		Value

Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.76%, 06/30/25	USD	3,202	$3,094,398

			12,954,304

Health Care Providers & Services — 7.4%
Acadia Healthcare Co., Inc., 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.00%, 02/16/23		376	369,469
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 06/30/25		505	501,457
Auris Luxembourg III Sarl, 2017 Term Loan B7, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 01/17/22		1,475	1,463,272
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.74%, 06/07/23		2,164	2,140,285
Concentra, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.27%, 06/01/22		1,164	1,153,093
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 9.02%, 06/01/23		850	844,331
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 06/24/21		505	502,235
DentalCorp Perfect Smile ULC, 1.00% Floor):
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 3.75%, 6.25%, 06/06/25		132	95,114
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 6.25%, 06/06/25		529	516,330
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 12/20/24(b)		612	605,977
DuPage Medical Group Ltd.:
2018 Term Loan, (1 mo. LIBOR + 2.75%), 5.25%, 08/15/24		526	505,588
2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.52%, 08/15/25		245	235,200
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 10/10/25		1,605	1,509,503
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.55%, 05/02/23		655	647,831
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25(b)		1,017	1,009,791

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
2018 2nd Lien Term Loan, 07/02/26(h)	USD	484	$489,265
HC Group Holdings III, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.25%, 04/07/22(b)		1,247	1,225,266
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 4.50%, 03/13/25		591	588,110
Term Loan B11, (1 mo. LIBOR + 1.75%), 4.25%, 03/18/23		1,384	1,375,773
Lifescan Global Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 6.00%), 8.80%, 09/27/24		221	211,747
MPH Acquisition Holdings LLC, 2016 Term Loan B, 06/07/23(h)		2,179	2,105,758
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 5.80%, 01/31/21		290	289,110
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 10/20/22		1,090	1,049,414
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/02/25		1,251	1,194,282
ScribeAmerica Intermediate Holdco LLC, 2018 Term Loan, (1 mo. LIBOR + 4.50%), 7.01%, 04/03/25		641	634,169
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/06/24(b)		1,161	1,042,217
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 02/13/23		377	373,561
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 06/07/24		642	621,350
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.52%, 02/14/24(b)		741	726,027

			24,025,525

Health Care Services — 0.2%
Sound Inpatient Physicians:
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.25%, 06/27/25		430	422,589

Security	Par (000)		Value

Health Care Services (continued)
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.25%, 06/26/26	USD	234	$230,490

			653,079

Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 03/01/24(h)		1,658	1,621,804
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.51%, 10/10/25		354	347,954
Press Ganey Holdings, Inc., 1.00% Floor):
2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 5.25%, 10/23/23		1,171	1,149,682
2nd Lien Term Loan, 10/21/24(h)		359	356,182
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.80%, 03/07/24		307	303,645

			3,779,267

Hotels, Restaurants & Leisure — 8.8%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.53%, 10/19/24		806	790,215
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.66%, 09/15/23		1,123	1,106,567
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 6.02%, 08/14/23		366	359,628
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.75%, 02/16/24		4,417	4,340,114
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 12/22/24		2,706	2,665,437
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 08/08/21		958	946,617
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 02/14/21		354	337,945
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 08/30/23		1,749	1,714,942
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.50%, 11/30/23		137	134,828

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.80%, 12/01/23	USD	94	$93,018
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 5.00%, 03/29/24		576	567,735
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 4.26%, 10/25/23		1,203	1,188,892
IRB Holding Corp., 1st Lien Term Loan, 02/05/25(h)		2,013	1,957,042
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.26%, 04/03/25		880	871,097
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.79%, 12/15/24		646	638,571
Marriott Ownership Resorts, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 08/29/25		756	749,861
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 10/15/25		370	364,835
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 04/29/24		878	846,230
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 02/22/24		1,550	1,528,334
Scientific Games International, Inc., 2018 Term Loan B5, 08/14/24(h)		1,858	1,799,634
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.30%, 07/10/25		3,788	3,748,268
Station Casinos LLC, 2016 Term Loan B, 06/08/23(h)		1,000	986,750
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 05/30/25		968	950,468

			28,687,028

Household Products — 0.4%
Energizer Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 06/20/25		435	431,737
Mastronardi Produce Ltd., Term Loan B, (1 mo. LIBOR + 3.25%), 5.77%, 05/01/25		358	355,514

Security	Par (000)		Value

Household Products (continued)
SIWF Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.75%, 06/15/25	USD	538	$527,226

			1,314,477

Independent Power and Renewable Electricity Producers — 1.7%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.46%, 05/31/22		456	454,353
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 01/15/25		768	750,248
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50%), 5.31%, 01/15/23		1,117	1,098,088
Compass Power Generation LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 12/20/24		706	702,581
EIF Channelview Cogeneration LLC, 2018 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.75%, 05/03/25		270	268,472
Granite Acquisition, Inc., 1.00% Floor):
Term Loan B, (3 mo. LIBOR + 3.50%, 6.30%, 12/19/21		1,255	1,250,769
Term Loan C, (3 mo. LIBOR + 3.50%, 6.30%, 12/19/21		166	165,170
NRG Energy, Inc., 2016 Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 06/30/23		1,000	982,500

			5,672,181

Industrial Conglomerates — 1.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23		2,468	2,289,661
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.73%, 11/28/21		946	927,967

			3,217,628

Insurance — 3.5%
Achilles Acquisition LLC, 2018 Term Loan, (1 mo. LIBOR + 4.00%), 6.50%, 10/03/25		505	499,319
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.26%, 05/09/25		1,826	1,753,351
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 01/25/24		1,617	1,582,648
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 10/22/24		961	928,603

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.50%, 12/02/24	USD	1,125	$1,082,230
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 2.75%), 5.51%, 04/25/25		987	950,332
Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 12/31/25(h)		4,179	4,067,546
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 06/22/23		507	499,348

			11,363,377

Interactive Media & Services — 1.5%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.75%, 02/15/24		1,827	1,801,983
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 05/01/24		640	620,242
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.58%, 11/03/23		1,211	1,121,193
ZPG PLC, 2018 Term Loan B, (LIBOR - GBP + 4.75%), 5.48%, 06/30/25	GBP	1,000	1,293,237

			4,836,655

Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 08/18/23	USD	891	860,332

Internet Software & Services — 0.2%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/06/24(b)		780	738,725

IT Services — 5.5%
Access CIG LLC:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		322	318,625
2018 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		45	44,149
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.25%), 5.04%, 03/20/25		412	404,292

Security	Par (000)		Value

IT Services (continued)
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 11/27/24	USD	566	$563,170
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.52%, 04/26/24		4,952	4,931,614
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.30%, 08/01/24		829	748,624
Global Payments, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.25%, 04/21/23		524	514,011
2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.25%, 10/17/25		175	171,136
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 12/01/23		1,267	1,235,327
Optiv Security, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 02/01/24		863	798,415
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		795	686,681
TKC Holdings, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 6.25%, 02/01/23		671	648,924
2017 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 10.50%, 02/01/24		515	493,113
Trans Union LLC:
2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.50%, 06/19/25		11	10,793
Term Loan B3, (1 mo. LIBOR + 2.00%), 4.50%, 04/10/23		3,134	3,090,003
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.75%, 06/30/23		2,391	2,351,686
Worldpay LLC, 2018 1st Lien Term Loan B4, 08/09/24(h)		967	960,547

			17,971,110

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 06/19/24(b)		636	622,981

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 5.75%, 08/30/24		340	329,005

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Life Sciences Tools & Services (continued)
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 9.50%, 08/30/25	USD	240	$233,400

			562,405

Machinery — 2.2%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.80%, 05/18/24		542	531,551
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.30%, 01/31/24(b)		104	103,223
Gardner Denver, Inc., 2017 Term Loan B, 07/30/24(h)		1,356	1,346,464
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.00%, 08/05/24		817	797,612
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.80%, 05/27/22(b)		1,192	1,168,723
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.02%, 05/01/24		990	975,570
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 03/28/25		1,917	1,803,016
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 10/23/25		604	589,850

			7,316,009

Media — 10.1%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.25%, 01/31/26		426	394,544
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.23%, 07/15/25		165	153,559
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.51%, 08/14/26		2,693	2,536,476
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 4.00%, 03/31/23		1,424	1,394,479
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 04/30/25		2,778	2,737,193
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.76%, 07/17/25		1,705	1,649,286

Security	Par (000)		Value

Media (continued)
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 5.01%, 01/25/26	USD	1,037	$1,012,094
Getty Images, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 10/18/19		250	248,186
Gray Television, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 2.25%), 4.77%, 02/07/24		371	364,072
2018 Term Loan C, (3 mo. LIBOR + 2.50%), 5.02%, 01/02/26		903	889,834
Hubbard Radio LLC, 2015 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.02%, 03/28/25		136	133,681
iHeartCommunications, Inc.(a)(g):
Extended Term Loan E, 0.00%, 07/30/19		315	211,838
Term Loan D, 0.00%, 01/30/20		2,569	1,728,366
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.00%, 01/02/24		1,123	1,135,802
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 12/01/23(b)		1,537	1,521,203
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 03/24/25(h)		834	818,959
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 1.75%), 4.25%, 10/31/23		289	287,412
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 4.17%, 02/15/24		489	481,640
Meredith Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 01/31/25		520	516,749
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.27%, 09/13/24		515	504,975
Numericable Group SA, Term Loan B12, (1 mo. LIBOR + 3.69%), 6.20%, 01/31/26		334	311,843
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 03/01/25		629	600,630
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 02/01/24		624	605,015
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 4.75%, 01/03/24		621	615,665
Trader Corp., 2017 Term Loan B, 09/28/23(h)		1,989	1,956,773

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 5.50%, 01/27/24	USD	2,255	$2,240,772
Unitymedia Finance LLC:
Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 09/30/25		1,245	1,224,570
USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.76%, 01/15/26		225	221,287
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, (1 mo. LIBOR + 2.00%), 4.51%, 06/01/23		599	588,734
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 03/15/24		726	675,183
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 5.01%, 01/15/26		1,666	1,633,963
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 05/18/25(h)		2,033	1,909,409
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 5.01%, 04/15/25		1,476	1,425,850

			32,730,042

Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/01/25		378	366,594
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%), 7.00%, 07/24/25		438	432,328
Preferred Proppants LLC, Term Loan B2, 07/27/20(b)(h)		136	20,357

			819,279

Multiline Retail — 0.6%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.56%, 08/04/24		598	587,729
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.75%, 09/30/22		884	863,300

Security	Par (000)		Value

Multiline Retail (continued)
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.76%, 10/25/20	USD	741	$655,590

			2,106,619

Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.50%, 05/10/25		975	933,479

Oil, Gas & Consumable Fuels — 2.5%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.37%, 11/03/25		733	696,350
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25%, 1.00% Floor), 6.87%, 06/24/24		521	496,042
California Resources Corp., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 7.25%, 12/31/22		1,492	1,459,668
Second Out Term Loan, (1 mo. LIBOR + 10.38%, 12.87%, 12/31/21		1,327	1,385,551
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 mo. LIBOR + 4.25%), 6.75%, 11/26/21(b)		181	180,688
1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.50%, 11/28/22		1,303	1,311,737
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 12/13/25		1,042	1,030,798
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 6.81%, 02/07/25		491	473,601
Keane Group Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.25%, 05/25/25(b)		697	652,134
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.52%, 02/17/25		354	331,670

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 12/31/23	USD	257	$254,623

			8,272,862

Personal Products — 0.4%
Clover Merger Sub, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.25%, 09/26/25		766	614,215
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 4.50%, 01/26/24		555	546,793

			1,161,008

Pharmaceuticals — 4.2%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 8.00%, 04/16/21		405	324,493
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 05/04/25		2,109	2,086,935
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24		1,648	1,630,620
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.66%, 01/31/25		2,228	2,197,167
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 5.00%, 08/18/22		2,565	2,510,143
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(h)		4,848	4,791,866

			13,541,224

Professional Services — 1.2%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 5.00%, 09/27/24		1,490	1,487,048
Guidehouse LLP, 2018 Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 05/01/25(b)		582	567,523
Information Resources, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.00%, 12/01/25		620	608,530
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 04/02/25		721	710,541

Security	Par (000)		Value

Professional Services (continued)
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.30%, 08/04/25(b)	USD	700	$682,500

			4,056,142

Real Estate Management & Development — 2.1%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.75%, 04/18/24		2,629	2,578,331
DTZ US Borrower LLC, 2018 Add On Term Loan B, 08/21/25(h)		1,829	1,791,809
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.51%, 12/07/25		1,306	1,303,819
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.76%, 02/08/25		485	472,431
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 01/23/25		739	721,244

			6,867,634

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 09/29/25		453	446,490
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.25%, 06/13/23		753	687,757

			1,134,247

Semiconductors & Semiconductor Equipment — 1.0%
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 5.01%, 05/12/24(b)		160	158,645
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 05/29/25		2,236	2,196,652
ON Semiconductor Corp., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 03/31/23		314	309,466
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 4.80%, 09/29/23		577	574,562

			3,239,325

Software — 15.5%
Almonde, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 06/13/24		774	741,425

13

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Applied Systems, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 5.50%, 09/19/24	USD	1,485	$1,447,738
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 9.50%, 09/19/25		302	299,994
BMC Software Finance, Inc., 2017 Term Loan B, 10/02/25(h)		2,210	2,155,546
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 5.50%, 04/26/24		557	542,049
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 9.25%, 04/27/25		496	488,253
Dell, Inc., 2017 1st Lien Term Loan, 09/07/23(h)		1,649	1,625,120
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		1,011	925,877
DTI Holdco, Inc., 2018 Term Loan B, (2 mo. LIBOR + 4.75%, 1.00% Floor), 7.38%, 09/30/23		881	822,505
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 10/01/25		4,156	3,987,183
Help/Systems Holdings, Inc, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 03/28/25(b)		721	708,751
Infor (US), Inc., Term Loan B6, 02/01/22(h)		4,431	4,080,565
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 08/05/22		1,743	1,736,224
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.80%, 04/01/21		783	698,273
Kronos, Inc., 1.00% Floor):
2017 Term Loan B, 11/01/23(h)		2,989	2,926,361
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 10.79%, 11/01/24		1,315	1,331,714
McAfee LLC, 2018 USD Term Loan B, 09/30/24(h)		2,140	2,126,053

Security	Par (000)		Value

Software (continued)
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 11/29/24	USD	2,778	$2,658,360
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.75%, 12/01/25		523	510,512
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.76%, 08/01/25		619	603,141
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/30/25		433	415,694
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 02/05/24		2,270	2,210,690
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 5.25%, 03/03/23		2,760	2,699,332
SonicWALL, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 6.14%, 05/16/25		349	335,596
Sophia LP, 2017 Term Loan B, 09/30/22(h)		3,162	3,092,141
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		1,112	1,088,969
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.75%, 07/08/22		2,129	2,108,020
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		2,892	2,831,387
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.75%, 04/16/25		1,098	1,076,541
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.50%, 05/01/24		1,569	1,538,430
Tibco Software, Inc., Repriced Term Loan B, 12/04/20(h)		2,629	2,601,371

			50,413,815

Specialty Retail — 2.1%
Academy Ltd., 2015 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.51%, 07/01/22		844	579,469
Belron Finance US LLC:
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 5.11%, 11/13/25		279	275,164
Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24(b)		1,495	1,474,345

14

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail (continued)
CD&R Firefly Bidco Ltd., 2018 Term Loan B1, (LIBOR - GBP + 4.50%), 5.41%, 06/23/25	GBP	1,000	$1,271,845
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 08/16/23	USD	753	731,171
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.50%), 5.00%, 11/20/24		153	151,878
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.99%, 01/26/23		526	401,774
Research Now Group, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 8.00%, 12/20/24		772	764,478
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.54%, 09/12/24		515	505,079
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.51%, 04/13/23(b)		705	706,541

			6,861,744

Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.26%, 04/29/23		2,501	2,438,152

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.05%, 08/12/22(b)		1,459	1,444,811
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 12/15/24		327	321,256

			1,766,067

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.30%, 05/23/25		1,972	1,940,994

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.77%, 01/02/25		733	711,089
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.75%, 08/13/25(b)		498	473,856
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 4.25%, 10/17/23		2,420	2,390,400

Security	Par (000)		Value

Trading Companies & Distributors (continued)
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 6.05%, 06/09/23	USD	151	$150,809
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50%), 6.00%, 01/04/23(b)		166	165,419
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.25%, 10/31/25		137	136,568

			4,028,141

Transportation — 0.4%
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 8.30%, 08/18/22		300	293,918
Safe Fleet Holdings LLC, 1.00% Floor)(b):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 5.52%, 02/01/25		794	746,360
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 9.27%, 02/01/26		325	305,500

			1,345,778

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24		299	269,800

Wireless Telecommunication Services — 1.7%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 03/22/24		1,222	1,187,539
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(i)		2,582	1,739,769
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 04/11/25		2,628	2,577,694

			5,505,002

Total Floating Rate Loan Interests — 131.7% (Cost — $439,195,685)			428,082,236

		Shares

Investment Companies — 4.3%

United States — 4.3%
Invesco Senior Loan ETF		615,000	13,800,600

Total Investment Companies — 4.3% (Cost — $14,019,300)			13,800,600

15

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Beneficial Interests (000)		Value

Other Interests(j)(b) — 0.0%

Afghanistan — 0.0%
Lear Corp. Escrow	USD	500	$5

United States — 0.0%
Millennium Corp.		991	—
Millennium Lender Claims		930	—

			—

Total Other Interests — 0.0% (Cost — $—)			5

Warrants(b) — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 06/08/22)		2,642	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 06/28/19)		195	—

Security	Beneficial Interests (000)	Value

Software (continued)
Bankruptcy Management Solutions, Inc. (Expires 06/28/20)	292	$—
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)	1,501	—

		—

Total Warrants — 0.0% (Cost — $4,590)		—

Total Long-Term Investments — 141.0% (Cost — $470,127,436)		458,089,914

Total Investments — 141.0% (Cost — $470,152,858)		458,089,914

Liabilities in Excess of Other Assets — (41.0)%		(133,129,297)

Net Assets — 100.0%		$324,960,617

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

•

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	282,908	(282,908)	—	$—	$4,711	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

16

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT)

Currency Abbreviations

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

MTN — Medium-Term Note

PIK — Payment-In-Kind

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	910,279	EUR	790,000	Nomura International PLC	03/05/19	$3,831
USD	3,335,431	GBP	2,539,000	State Street Bank and Trust Co.	03/05/19	332

						4,163

EUR	790,000	USD	908,134	Nomura International PLC	02/05/19	(3,824)
USD	908,620	EUR	797,000	UBS AG	02/05/19	(3,702)
USD	3,283,026	GBP	2,567,000	JPMorgan Chase Bank N.A.	02/05/19	(84,022)

						(91,548)

						$(87,385)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	26	12/14/19	USD	942.86	USD	—	$—

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount/ Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Trust		Received by the Trust
Reference	Frequency	Rate	Frequency
3-Month LIBOR, 2.74%	Quarterly	Markit iboxx USDLiquid Leveraged Loans Total Return Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	03/20/19	USD	2,344	$18,938	$—	$18,938

17

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$5,216,560	$234,375	$5,450,935
Common Stocks	14,343	46,265	322,977	383,585
Corporate Bonds	—	10,372,553	—	10,372,553
Floating Rate Loan Interests	—	399,309,447	28,772,789	428,082,236
Investment Companies	13,800,600	—	—	13,800,600
Other Interests	—	—	5	5
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(1,334)	(1,695)	(3,029)

	$13,814,943	$414,943,491	$29,328,451	$458,086,885

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$4,163	$—	$4,163
Equity contracts	—	18,938	—	18,938
Liabilities:
Forward foreign currency contracts	—	(91,548)	—	(91,548)

	$—	$(68,447)	$—	$(68,447)

18

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Floating Rate Income Trust (BGT)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $129,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets:
Opening balance, as of October 31, 2018	$2,699,975	$529,149	$27,220,796	$5	$(138)	$—	$30,449,787
Transfers into Level 3(a)	—	—	16,386,431	—	—	—	16,386,431
Transfers out of Level 3(b)	(949,975)	—	(13,018,382)	—	(185)	—	(13,968,542)
Accrued discounts/premiums	—	—	4,617	—	—	—	4,617
Net realized gain (loss)	(50,365)	38,883	(371,468)	—	—	(44,528)	(427,478)
Net change in unrealized appreciation (depreciation)(c)	(15,625)	(42,257)	(253,305)	—	(1,372)	44,528	(268,031)
Purchases	250,000	—	3,804,741	—	—	—	4,054,741
Sales	(1,699,635)	(202,798)	(5,000,641)	—	—	—	(6,903,074)

Closing Balance, as of January 31, 2019	$234,375	$322,977	$28,772,789	$5	$(1,695)	$—	$29,328,451

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019(c)	$(15,625)	$(42,257)	$(328,720)	$—	$(1,695)	$—	$(388,297)

(a)

As of October 31, 2018, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2019, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of October 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

19

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 22, 2019